INCOME TAX (Narrative) (Details) ₪ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2020 ILS (₪)	Nov. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020 USD ($)
Income Taxes [Line Items]
Tax rate applicable to the Company			23.00%	23.00%	23.00%
Preferred Company [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			16.00%
Preferred Company [Member] | Scenario One [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			9.00%
Preferred Company [Member] | Scenario One [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			7.50%
Technological Preferred Enterprise [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			12.00%
Consolidated revenues			$ 10,000.0
Technological Preferred Enterprise [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company			7.50%
Israeli Tax Authority (ITA) [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments						$ 3.0
Timing difference - deductions		$ 2.0
Amount received from tax authorities						$ 4.0
Amount paid to tax authorities as interest expense		$ 0.6
Israeli Tax Authority (ITA) [Member] | ILS [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments | ₪	₪ 9
Timing difference - deductions | ₪	6
Amount received from tax authorities | ₪	13
Amount paid to tax authorities as interest expense | ₪	₪ 2